JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778

October 24, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Precidian ETFs Trust (the “Trust”) (File Nos. 333-171987 and 811-22524)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 175 to the Trust’s Registration Statement under the Securities Act and Amendment No. 176 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add thirteen new portfolio series to the Trust, each Fund’s name noted on Appendix A to this letter.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

Appendix A

Airbus SE ADRhedged™
Bayer AG ADRhedged™
Bayerische Motoren Werke AG ADRhedged™
Deutsche Telekom AG ADRhedged™
Heineken NV ADRhedged™
Hermes International SA ADRhedged™
Hitachi Ltd. ADRhedged™
L’Oreal SA ADRhedged™
LVMH Moet Hennessy Louis Vuitton SE ADRhedged™
Nestle SA ADRhedged™
Roche Holding AG ADRhedged™
Siemens AG ADRhedged™
Softbank Group Corp. ADRhedged™

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